Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
First year	$ 219,973
Second year	39,499
Third year	19,422
Fourth year	7,653
Fifth year	12,443
Total	$ 298,990